Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Provision [Abstract]
Provisions
A.	Composition and changes in the provision

Site restoration and equipment dismantling	Legal claims	Other	Total
$ millions	$ millions	$ millions	$ millions

Balance as of January 1, 2021	279	10	32	321
Provisions recorded during the year	24	5	12	41
Provisions recorded in respect of business combinations	-	3	-	3
Provisions reversed during the year	-	(3)	(1)	(4)
Payments during the year	(13)	(1)	(2)	(16)
Translation differences	(7)	(1)	-	(8)
Balance as of December 31, 2021	283	13	41	337